Trade Receivables and Reseller Financing - Breakdown of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Reseller financing	R$ (968,384)	R$ (800,936)
Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	197,011	156,006
Current [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	22,872	21,337
Less than 30 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	785	2,519
From thirty 31 to 60 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	1,812	1,063
From sixty one days to Ninety days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	2,397	1,313
From 91 to180 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	14,684	14,639
More than 180 Days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	R$ 154,461	R$ 115,135